Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 21,221	€ 40,287
Prepayments for compensation	1,491	5,595
Tax claims	€ 7,852	€ 24,840